Arin Large Cap Theta Fund
Arin Large Cap Theta Fund
ARIN LARGE CAP THETA FUND

Supplement to the Prospectus and Summary Prospectus

July 29, 2019
This supplement to the Prospectus and Summary Prospectus each dated July 1, 2019, for the Arin Large Cap Theta Fund (the “Fund”), a series of the Starboard Investment Trust (the “Trust”), updates the information described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
The table entitled “Annual Fund Operating Expenses” is replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Arin Large Cap Theta Fund	Institutional	Advisor
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	none	0.40%
Other Expenses	0.28%	0.28%
Interest Expense on Margin	0.15%	0.15%
Total Annual Fund Operating Expenses	0.83%	1.23%

Investors Should Retain This Supplement for Future Reference